GOODWILL	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
GOODWILL

NOTE 8  -          GOODWILL

A.      The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014 are as follows:

	US dollars
	Location based services	Wireless communications products	Total
(in thousands)
Balance as of January 1, 2014 (*)	1,730	3,703	5,433
Changes during 2014:
Impairment (see B. below)	-	(879)	(879)
Translation differences	(186)	(327)	(513)
Balance as of December 31, 2014	1,544	2,497	4,041
Changes during 2015:
Impairment (See B. below)	-	(674)	(674)
Translation differences	(5)	(6)	(11)
Balance as of December 31, 2015	1,539	1,817	3,356

(*)	The accumulated amount of impairment loss as of December 31, 2013, December 31, 2014 and December 31, 2015 was US$ 5,545,000, US$ 6,424,000 and US$ 7,098,000, respectively.

                             B.       During 2015, 2014 and 2013, the Company recorded an amount of US$ 674,000 US$ 879,000 and US$ 3,093,000, respectively, as impairment with respect to goodwill.

          The impairment amount was included in "other expenses, net".  See Note 13.

The Company performed its annual impairment test as of December 31, 2015 and recorded goodwill impairment in the total amount of US$ 0.7 million in connection with certain reporting unit which is a part of the Wireless communications products segment and operates in the internet portal in the field of local travel and recreation. The impairment was recorded primarily due to a significant decline in current and future forecasted revenues and profitability margins of the GIS services offered by an Israeli subsidiary resulting from the continued weakness in the cellular industry in Israel that has suffered from recent regulatory changes and also the continuing popularity of navigation applications and tools developed by competitors which are offered for no charge. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach.  The significant assumptions used for the assessment were 2 years of projected net cash flows, a discount rate of 20% and a long-term growth rate of 0% (See Note 1V regarding fair value measurements).

The Company performed its annual impairment test as of December 31, 2014 and recorded goodwill impairment in the total amount of US$ 0.9 million in connection with two reporting units within the Location based services segment operating in the internet portal in the field of local travel and recreation. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach.  The significant assumptions used for the assessment were 3 years of projected net cash flows, a discount rate of 16.9% and a long-term growth rate of 0% (See Note 1V regarding fair value measurements).

See also Note 1O.